UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Route One Investment Company, L.P.

Address:   One Letterman Drive
           Bldg. D-Main, Suite 200
           San Francisco, CA 94129


Form 13F File Number: 28-14266


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Sean Barron
Title:  Chief Financial Officer
Phone:  (415) 796-6800

Signature,  Place,  and  Date  of  Signing:

/s/ Sean Barron                    San Francisco, CA                  2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              16

Form 13F Information Table Value Total:  $      702,863
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Google Inc.                          COMM           38259P508   50,694    71,665 SH       SOLE                   71,665      0    0
Green Mountain Coffee Roasters, Inc. COMM           393122106   10,323   249,700 SH       SOLE                  249,700      0    0
iShares Russell 2000 Index Fund      COMM           464287655  164,926 1,956,000 SH  PUT  SOLE                1,956,000      0    0
Microsoft Corporation                COMM           594918104   48,713 1,823,800 SH       SOLE                1,823,800      0    0
Microsoft Corporation                COMM           594918104   13,355   500,000 SH  CALL SOLE                  500,000      0    0
Monster Beverage Corporation         COMM           611740101   37,661   712,743 SH       SOLE                  712,743      0    0
Newell Rubbermaid Inc.               COMM           651229106   27,670 1,242,500 SH       SOLE                1,242,500      0    0
News Corporation                     COMM           65248E203   79,520 3,030,500 SH       SOLE                3,030,500      0    0
Nielsen Holdings N.V.                COMM           N63218106   25,141   821,880 SH       SOLE                  821,880      0    0
Oracle Corporation                   COMM           68389X105   74,454 2,234,500 SH       SOLE                2,234,500      0    0
Progressive Waste Solutions Ltd.     COMM           74339G101   40,265 1,864,115 SH       SOLE                1,864,115      0    0
State Street Corporation             COMM           857477103   27,283   580,375 SH       SOLE                  580,375      0    0
Sturm Ruger & Company Inc.           COMM           864159108    3,228    71,100 SH       SOLE                   71,100      0    0
Tesla Motors, Inc.                   COMM           88160R101    5,000   147,609 SH       SOLE                  147,609      0    0
The Charles Schwab Corporation       COMM           808513105   42,577 2,965,000 SH       SOLE                2,965,000      0    0
Visa Inc.                            COMM           92826C839   52,053   343,404 SH       SOLE                  343,404      0    0


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